Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions and Other Non-Current Liabilities
Note 23: Provisions and Other
Non-Current
Liabilities

	December 31,

	2019	2018
Net defined benefit plan obligations (see note 27)	714	708
Other financial liabilities (see note 20)	256	79
Deferred compensation and employee incentives	141	128
Provisions	126	128
Other non-current liabilities	27	81
Total provisions and other non-current liabilities	1,264	1,124
The following table presents the movement in provisions for the years ended December 31, 2019 and 2018:

	Employee- Related	Restructuring	Facilities- Related	Other	Total
Balance at December 31, 2017	60	-	100	130	290
Charges	15	127	8	117	267
Utilization	(68)	(33)	(19)	(24)	(144)
Disposals of businesses	(4)	-	(58)	(8)	(70)
Translation and other, net	(3)	-	(3)	(6)	(12)
Balance at December 31, 2018	-	94	28	209	331
Less: short-term provisions	-	94	3	106	203
Long-term provisions	-	-	25	103	128

Balance at December 31, 2018	-	94	28	209	331
Charges	12	117	3	70	202
Utilization	(25)	(145)	(18)	(113)	(301)
Translation and other, net	13	(10)	14	(4)	13
Balance at December 31, 2019	-	56	27	162	245
Less: short-term provisions	-	56	2	61	119
Long-term provisions	-	-	25	101	126
Employee-related
The employee-related provisions consisted of severance.

Restructuring
In 2019, the Company incurred $117 million (2018—$127 million) of severance costs associated with reductions in workforce to de-layer
the organization and reposition the Company following the separation of the Financial & Risk business from the rest of the Company.
Facilities-related
Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next five years.
Other
Other includes various items arising in the normal course of business such as disposal related reserves, legal provisions and reserves for health care.